PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 315	$ 305
Accumulated depreciation	215	180
Depreciated cost	100	125
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	300	297
Accumulated depreciation	212	179
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15	8
Accumulated depreciation	$ 3	$ 1